UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2001



Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Palley-Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6316







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644_

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     52

Form 13F Information Table Value Total:     $53,887





List of Other Included Managers:



No.   13F File Number        Name


                                                          FORM 13F INFORMATION TABLE

                                                           VALUE       SHS/ SH/      INVSTMT                     SHRD
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000)     PRN  PR       DSCRETN

------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------



AT&T CORP                      COM              001957109      462    23942 SH       DEFINED                     0        0
ABBOTT LABORATORIES            COM              002824100     1551    29915 SH       DEFINED                     0        0
ALCOA INC                      COM              013817101     1143    36850 SH       DEFINED                     0        0
ALLTEL CORP                    COM              020039103     1220    21060 SH       DEFINED                     0        0
AMERICAN HOME PRODUCTS CORP    COM              026609107     1453    24940 SH       DEFINED                     0        0
AMERICAN INTL GROUP INC        COM              026874107     2600    33337 SH       DEFINED                     0        0
ANHEUSER BUSCH COS INC         COM              035229103     1819    43425 SH       DEFINED                     0        0
APARTMENT INVT & MGMT CO CL A  COM              03748R101      317     7000 SH       DEFINED                     0        0
BP PLC SPONSORED ADR           COM              055622104     1395    28370 SH       DEFINED                     0        0
BANK OF AMERICA CORP           COM              060505104     1351    23137 SH       DEFINED                     0        0
BAXTER INTERNATIONAL INC       COM              071813109     1605    29150 SH       DEFINED                     0        0
BRISTOL-MYERS SQUIBB CO        COM              110122108      278     5000 SH       DEFINED                     0        0
BUCKEYE PARTNERS LP            UNIT LTD PARTNERS 118230101     277     8000 SH       DEFINED                     0        0
CITIGROUP INC                  COM              172967101     1477    36476 SH       DEFINED                     0        0
COMCAST CORP CL A SPL          COM              200300200      889    24785 SH       DEFINED                     0        0
COMERICA INC                   COM              200340107      305     5500 SH       DEFINED                     0        0
COMPAQ COMPUTER CORP           COM              204493100      339    40770 SH       DEFINED                     0        0
DOW CHEMICAL CO                COM              260543103     1240    37845 SH       DEFINED                     0        0
EASTMAN KODAK COMPANY          COM              277461109     1004    30855 SH       DEFINED                     0        0
ELECTRONIC DATA SYS CORP (NEW) COM              285661104      886    15385 SH       DEFINED                     0        0
EMERSON ELECTRIC COMPANY       COM              291011104      899    19100 SH       DEFINED                     0        0
EXXON MOBIL CORP (NEW)         COM              30231G102     1488    37763 SH       DEFINED                     0        0
FEDERAL NATL MTG ASSN          COM              313586109     1762    22011 SH       DEFINED                     0        0

FLEET BOSTON FINL CORP         COM              339030108     1326    36080 SH       DEFINED                     0        0
FORD MOTOR CO (NEW)            COM PAR $0.01    345370860      406    23429 SH       DEFINED                     0        0
GANNETT COMPANY INC            COM              364730101     1167    19415 SH       DEFINED                     0        0
GENERAL ELECTRIC COMPANY       COM              369604103      376    10100 SH       DEFINED                     0        0
GILLETTE COMPANY               COM              375766102     1607    53922 SH       DEFINED                     0        0
HEWLETT-PACKARD CORP           COM              428236103      392    24424 SH       DEFINED                     0        0
HONEYWELL INTERNATIONAL INC    COM              438516106     1040    39390 SH       DEFINED                     0        0
INTEL CORP                     COM              458140100      360    17620 SH       DEFINED                     0        0
INTERNATIONAL BUSINESS MACHINE COM              459200101     1839    20045 SH       DEFINED                     0        0
INTERNATIONAL PAPER            COM              460146103     1026    29460 SH       DEFINED                     0        0
JP MORGAN CHASE & CO           COM              46625H100      946    27693 SH       DEFINED                     0        0
KIMBERLY CLARK CORP            COM              494368103     1274    20550 SH       DEFINED                     0        0
MASCO CORPORATION              COM              574599106     1418    69398 SH       DEFINED                     0        0
MCDONALDS CORP                 COM              580135101     1151    42425 SH       DEFINED                     0        0
MELLON FINANCIAL CORP          COM              58551A108      307     9500 SH       DEFINED                     0        0
MERRILL LYNCH & CO INC         COM              590188108      685    16865 SH       DEFINED                     0        0
MINNESOTA MINING & MFG CO      COM              604059105      974     9895 SH       DEFINED                     0        0
PFIZER INC                     COM              717081103      293     7300 SH       DEFINED                     0        0
PRAXAIR INC                    COM              74005P104      870    20712 SH       DEFINED                     0        0
PROVIDIAN FINL CORP            COM              74406A102      525    26036 SH       DEFINED                     0        0
SBC COMMUNICATIONS INC         COM              78387G103      901    19115 SH       DEFINED                     0        0
SAFEWAY INC NEW                COM              786514208     1078    27135 SH       DEFINED                     0        0
SCHERING PLOUGH CORP           COM              806605101     1492    40225 SH       DEFINED                     0        0
TARGET CORP                    COM              87612E106     1582    49820 SH       DEFINED                     0        0
TOTAL FINA ELF S A SPON ADR    COM              89151E109     1212    17939 SH       DEFINED                     0        0
TYCO INTERNATIONAL LTD         COM              902124106      369     8100 SH       DEFINED                     0        0
VERIZON COMMUNICATIONS         COM              92343V104     1456    26899 SH       DEFINED                     0        0
WELLS FARGO & CO (NEW)         COM              949746101     1443    32465 SH       DEFINED                     0        0
WORLDCOM INC                   COM              98157D106      616    40927 SH       DEFINED                     0        0